UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2013
                                                        -----------------

Check here if Amendment [  ]     Amendment Number:      -----------------
This Amendment:         [  ]     is a restatement.
                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nexus Investment Management Inc.
Address:     111 Richmond Street West, Suite 801
             Toronto, Ontario
             Canada  M5H 2G4

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

/s/ R. Denys Calvin               Toronto, Ontario           April 3, 2013
----------------------            ----------------          ---------------
     Signature                      City, State                 Date

Report Type:

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil
                                         ---------
Form 13F Information Table Entry Total:     63
                                         ---------
Form 13F Information Table Value Total:   414,991
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Column 1                      Column 2   Column 3   Column 4              Column 5        Column 6     Column 7       Column 8

                                                               Shares or
                              Title of                Value    Principal    SH/     PUT/  Investment    Other      Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount     PRN     CALL  Discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM        037833100     9,791      21,903    SH               SOLE                  X
AT&T INC                      COM        00206R102       509      14,000    SH               SOLE                  X
BANK NOVA SCOTIA HALIFAX      COM        064149107    25,009     413,468    SH               SOLE                  X
BANK OF AMERICA CORPORATION   COM        060505104       328      28,800    SH               SOLE                  X
BCE INC                       COM NEW    05534B760     2,468      53,907    SH               SOLE                  X
BROOKFIELD ASSET MGMT INC     CL A LTD
                              VT SH      112585104       848      22,021    SH               SOLE                  X
BROOKFIELD INFRAST PARTNERS
 LP INT                       UNIT       G16252101    12,520     311,500    SH               SOLE                  X
CAE INC                       COM        124765108     8,320     838,250    SH               SOLE                  X
CANADIAN NAT RES LTD          COM        136385101       819      26,400    SH               SOLE                  X
CARMAX INC                    COM        143130102    12,132     311,900    SH               SOLE                  X
CDN IMPERIAL BK OF MERCE      COM        136069101       687       8,388    SH               SOLE                  X
CENOVUS ENERGY INC            COM        15135U109     8,379     254,858    SH               SOLE                  X
CISCO SYS INC                 COM        17275R102    10,723     507,725    SH               SOLE                  X
CITIGROUP INC                 COM NEW    172967424    10,074     237,025    SH               SOLE                  X
COSTCO WHSL CORP NEW          COM        22160K105       205       2,000    SH               SOLE                  X
COVIDIEN PLC                  SHS        G2554F113    13,104     203,545    SH               SOLE                  X
DANAHER CORP DEL              COM        235851102     1,666      26,700    SH               SOLE                  X
DAVITA HEALTHCARE PARTNERS I  COM        23918K108    14,791     122,100    SH               SOLE                  X
ENBRIDGE INC                  COM        29250N105    21,856     482,751    SH               SOLE                  X
ENCANA CORP                   COM        292505104     6,648     363,998    SH               SOLE                  X
FORD MTR CO DEL               COM PAR
                              $0.01      345370860       856      67,000    SH               SOLE                  X
FRONTIER MUNICATIONS CORP     COM        35906A108        88      21,000    SH               SOLE                  X
GENERAL ELECTRIC CO           COM        369604103       454      19,300    SH               SOLE                  X
GILEAD SCIENCES INC           COM        375558103       260       6,000    SH               SOLE                  X
GOOGLE INC                    CL A       38259P508    11,469      14,135    SH               SOLE                  X
HEWLETT PACKARD CO            COM        428236103     5,325     261,100    SH               SOLE                  X
JOHNSON & JOHNSON             COM        478160104       424       5,500    SH               SOLE                  X
JPMORGAN CHASE & CO           COM        46625H100    10,571     213,375    SH               SOLE                  X
KIMBERLY CLARK CORP           COM        494368103       239       2,500    SH               SOLE                  X
LILLY ELI & CO                COM        532457108       221       4,000    SH               SOLE                  X
M & T BK CORP                 COM        55261F104       486       4,700    SH               SOLE                  X
MICROSOFT CORP                COM        594918104    12,431     441,565    SH               SOLE                  X
NUSTAR ENERGY LP              UNIT COM   67058H102       310       6,000    SH               SOLE                  X
PEMBINA PIPELINE CORP         COM        706327103       835      29,300    SH               SOLE                  X
PFIZER INC                    COM        717081103    17,705     638,750    SH               SOLE                  X
PIONEER NAT RES CO            COM        723787107       446       3,500    SH               SOLE                  X
PRICE T ROWE GROUP INC        COM        74144T108     1,889      26,200    SH               SOLE                  X
PROGRESSIVE WASTE SOLUTIONS   COM        74339G101    12,761     603,075    SH               SOLE                  X
RESEARCH IN MOTION LTD        COM        760975102     1,626     118,110    SH               SOLE                  X
ROGERS COMMUNICATIONS INC     CL B       775109200    14,050     291,335    SH               SOLE                  X
ROYAL BK CDA MONTREAL QUE     COM        780087102    26,138     414,652    SH               SOLE                  X
ROYAL DUTCH SHELL PLC SPONS   ADR A      780259206       332       5,000    SH               SOLE                  X
SMUCKER J M CO                COM NEW    832696405    13,183     136,600    SH               SOLE                  X
SOUTHERN COPPER CORP          COM        84265V105       383      10,000    SH               SOLE                  X
STARBUCKS CORP                COM        855244109       833      15,000    SH               SOLE                  X
SUNCOR ENERGY INC NEW         COM        867224107    12,265     398,602    SH               SOLE                  X
SYSCO CORP                    COM        871829107       459      14,100    SH               SOLE                  X
TALISMAN ENERGY INC           COM        87425E103     8,168     640,600    SH               SOLE                  X



------------------------------------------------------------------------------------------------------------------------------------
Column 1                      Column 2   Column 3   Column 4              Column 5        Column 6     Column 7       Column 8

                                                               Shares or
                              Title of               Value      Principal   SH/     PUT/  Investment    Other      Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount     PRN     CALL  Discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
TECK RESOURCES LTD            CL B       878742204       733      23,300    SH               SOLE                  X
TELUS CORP                    COM
                              ADDED      87971M103    12,247     175,450    SH               SOLE                  X
THOMSON REUTERS CORP          COM        884903105    13,215     425,926    SH               SOLE                  X
TIM HORTONS INC               COM        88706M103     1,030      21,000    SH               SOLE                  X
TORONTO DOMINION BK ONT       COM NEW    891160509    28,958     346,603    SH               SOLE                  X
TOTAL S A SPONSORED           ADR        89151E109       253       5,000    SH               SOLE                  X
TRANSCANADA CORP              COM        89353D107    13,269     280,510    SH               SOLE                  X
UNITED PARCEL SERVICE INC     CL B       911312106       377       4,500    SH               SOLE                  X
VALEANT PHARMACEUTICALS INTL  COM        91911K102     1,876      27,400    SH               SOLE                  X
WAL-MART STORES INC           COM        931142103    11,815     164,825    SH               SOLE                  X
WALTER ENERGY INC             COM        93317Q105     5,274     163,820    SH               SOLE                  X
WELLS FARGO & CO NEW          COM        949746101       956      26,900    SH               SOLE                  X
WESTERN DIGITAL CORP          COM        958102105     9,440     197,650    SH               SOLE                  X
WINDSTREAM CORP               COM        97381W104       165      19,000    SH               SOLE                  X
YAMANA GOLD INC               COM        98462Y100       299      20,000    SH               SOLE                  X
